Appendix 3.1 Summary of Trade Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 3,469,608	$ 3,008,544
Impairment provision, Trade receivables current	(838,363)	(684,508)
Trade receivables, Non-current	464,855	289,361
Impairment provision, Trade receivables non-current	(32,338)	(65,015)
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,307,971	3,693,052
Trade receivables, Non-current	497,193	354,376
Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(838,363)	(684,508)
Trade receivables, Non-current	(32,338)	(65,015)
Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,570,386	2,115,947
Impairment provision, Trade receivables current	(27,829)	(19,775)
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,598,215	2,135,722
Current [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(27,829)	(19,775)
1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	373,247	335,253
Impairment provision, Trade receivables current	(6,308)	(4,191)
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	379,555	339,444
31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	114,318	113,218
Impairment provision, Trade receivables current	(12,613)	(10,916)
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	126,931	124,134
61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	51,927	106,533
Impairment provision, Trade receivables current	(11,343)	(10,529)
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	63,270	117,062
91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	60,899	36,048
Impairment provision, Trade receivables current	(12,984)	(9,644)
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	73,883	45,692
121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	32,997	29,758
Impairment provision, Trade receivables current	(15,230)	(13,056)
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	48,227	42,814
151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,117	26,531
Impairment provision, Trade receivables current	(12,535)	(9,225)
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,652	35,756
181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,779	23,427
Impairment provision, Trade receivables current	(68,785)	(40,980)
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	111,564	64,407
211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	13,114	12,248
Impairment provision, Trade receivables current	(28,437)	(18,550)
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	41,551	30,798
More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	47,475	40,104
Impairment provision, Trade receivables current	(73,411)	(54,183)
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	120,886	94,287
More than 365 day [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	132,349	169,477
Impairment provision, Trade receivables current	(568,888)	(493,459)
More than 365 day [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	701,237	662,936
Trade Receivables, Generation and Transmission [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	408,233	643,944
Trade receivables, Non-current	12,193	29,555
Trade Receivables, Generation and Transmission [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(13,200)	(6,196)
Trade receivables, Non-current		(29,103)
Trade Receivables, Generation and Transmission [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	142,928	106,602
Trade receivables, Non-current	6,351	29,536
Trade Receivables, Generation and Transmission [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	44,208	55,544
Trade Receivables, Generation and Transmission [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	221,097	481,798
Trade receivables, Non-current	5,842	19
Trade Receivables, Generation and Transmission [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	285,640	514,703
Trade Receivables, Generation and Transmission [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	122,593	129,241
Trade receivables, Non-current	12,193	29,555
Trade Receivables, Generation and Transmission [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	380,941	570,481
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(2,317)	(455)
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	132,533	76,662
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	44,046	55,544
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	204,362	438,275
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	285,640	514,703
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	95,301	55,778
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,453	20,280
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(23)	(6)
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,657	20,098
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	162
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,634	182
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,453	20,280
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,751	886
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(2)	(3)
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,226	863
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	525	23
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,751	886
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	449	43,848
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	305	3,946
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	144	39,902
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	449	43,848
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,176	49
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		(1)
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	333
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	843	49
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,176	49
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	347	1
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(7)
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	301
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	46	1
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	347	1
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	326	79
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(4)
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	326	79
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	326	79
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	476	2,325
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(539)	(307)
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	225	2,065
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	251	260
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	476	2,325
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	487	288
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(482)
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	487	288
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	487	288
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,708	3,042
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(3,709)	(2,968)
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,924	2,968
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,784	74
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,708	3,042
Trade Receivables, Generation and Transmission [Member] | More than 365 day [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,119	2,665
Trade Receivables, Generation and Transmission [Member] | More than 365 day [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(6,117)	(2,456)
Trade Receivables, Generation and Transmission [Member] | More than 365 day [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,424
Trade Receivables, Generation and Transmission [Member] | More than 365 day [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,695	2,665
Trade Receivables, Generation and Transmission [Member] | More than 365 day [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,119	2,665
Trade Receivables Distribution [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,899,738	3,049,108
Trade receivables, Non-current	485,000	324,821
Trade Receivables Distribution [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(825,163)	(678,312)
Trade receivables, Non-current	(32,338)	(35,912)
Trade Receivables Distribution [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	777,474	666,505
Trade receivables, Non-current	18,822	15,498
Trade Receivables Distribution [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	324,694	287,758
Trade receivables, Non-current	33,490	46,793
Trade Receivables Distribution [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,797,570	2,094,845
Trade receivables, Non-current	432,688	262,530
Trade Receivables Distribution [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	610,303	506,230
Trade Receivables Distribution [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,289,435	2,542,878
Trade receivables, Non-current	485,000	324,821
Trade Receivables Distribution [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,217,274	1,565,241
Trade Receivables Distribution [Member] | Current [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(25,512)	(19,320)
Trade Receivables Distribution [Member] | Current [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	475,627	374,227
Trade Receivables Distribution [Member] | Current [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	161,196	121,545
Trade Receivables Distribution [Member] | Current [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,580,451	1,069,469
Trade Receivables Distribution [Member] | Current [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	610,303	506,230
Trade Receivables Distribution [Member] | Current [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,606,971	1,059,011
Trade Receivables Distribution [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	374,102	319,164
Trade Receivables Distribution [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(6,285)	(4,185)
Trade Receivables Distribution [Member] | 1-30 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	58,619	58,211
Trade Receivables Distribution [Member] | 1-30 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	18,857	22,073
Trade Receivables Distribution [Member] | 1-30 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	296,626	238,880
Trade Receivables Distribution [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	374,102	319,164
Trade Receivables Distribution [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	125,180	123,248
Trade Receivables Distribution [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(12,611)	(10,913)
Trade Receivables Distribution [Member] | 31-60 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	20,012	20,058
Trade Receivables Distribution [Member] | 31-60 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,038	12,779
Trade Receivables Distribution [Member] | 31-60 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	97,130	90,411
Trade Receivables Distribution [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	125,180	123,248
Trade Receivables Distribution [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	62,821	73,214
Trade Receivables Distribution [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(11,343)	(10,529)
Trade Receivables Distribution [Member] | 61-90 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	11,091	10,984
Trade Receivables Distribution [Member] | 61-90 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,399	19,803
Trade Receivables Distribution [Member] | 61-90 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	46,331	42,427
Trade Receivables Distribution [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	62,821	73,214
Trade Receivables Distribution [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	72,707	45,643
Trade Receivables Distribution [Member] | 91-120 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(12,984)	(9,643)
Trade Receivables Distribution [Member] | 91-120 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,923	8,380
Trade Receivables Distribution [Member] | 91-120 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	21,709	6,230
Trade Receivables Distribution [Member] | 91-120 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	41,075	31,033
Trade Receivables Distribution [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	72,707	45,643
Trade Receivables Distribution [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	47,880	42,813
Trade Receivables Distribution [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(15,223)	(13,056)
Trade Receivables Distribution [Member] | 121-150 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,207	7,597
Trade Receivables Distribution [Member] | 121-150 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,016	4,790
Trade Receivables Distribution [Member] | 121-150 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,657	30,426
Trade Receivables Distribution [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	47,880	42,813
Trade Receivables Distribution [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,326	35,677
Trade Receivables Distribution [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(12,531)	(9,225)
Trade Receivables Distribution [Member] | 151-180 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,274	7,364
Trade Receivables Distribution [Member] | 151-180 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,885	3,768
Trade Receivables Distribution [Member] | 151-180 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	29,167	24,545
Trade Receivables Distribution [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,326	35,677
Trade Receivables Distribution [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	111,088	62,082
Trade Receivables Distribution [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(68,246)	(40,673)
Trade Receivables Distribution [Member] | 181-210 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,843	10,669
Trade Receivables Distribution [Member] | 181-210 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	32,258	3,724
Trade Receivables Distribution [Member] | 181-210 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	60,987	47,689
Trade Receivables Distribution [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	111,088	62,082
Trade Receivables Distribution [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	41,064	30,510
Trade Receivables Distribution [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(27,955)	(18,550)
Trade Receivables Distribution [Member] | 211-250 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,856	6,000
Trade Receivables Distribution [Member] | 211-250 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,999	5,187
Trade Receivables Distribution [Member] | 211-250 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,209	19,323
Trade Receivables Distribution [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	41,064	30,510
Trade Receivables Distribution [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	112,178	91,245
Trade Receivables Distribution [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(69,702)	(51,215)
Trade Receivables Distribution [Member] | More than 251 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	19,685	20,894
Trade Receivables Distribution [Member] | More than 251 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,668	8,588
Trade Receivables Distribution [Member] | More than 251 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	83,825	61,763
Trade Receivables Distribution [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	112,178	91,245
Trade Receivables Distribution [Member] | More than 365 day [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	693,118	660,271
Trade Receivables Distribution [Member] | More than 365 day [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(562,771)	(491,003)
Trade Receivables Distribution [Member] | More than 365 day [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	140,337	142,121
Trade Receivables Distribution [Member] | More than 365 day [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	56,669	79,271
Trade Receivables Distribution [Member] | More than 365 day [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	496,112	438,879
Trade Receivables Distribution [Member] | More than 365 day [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 693,118	$ 660,271